Investment Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investment Securities
Investment Securities

2. Investment Securities

As of September 30, 2016 and December 31, 2015, investment securities consisted predominantly of the following investment categories:

U.S. Treasury and debt securities – includes U.S. Treasury notes and debt securities issued by government-sponsored enterprises.

Mortgage and asset-backed securities – includes securities backed by notes or receivables secured by either mortgage or prime auto assets with cash flows based on actual or scheduled payments.

Collateralized mortgage obligations – includes securities backed by a pool of mortgages with cash flows distributed based on certain rules rather than pass through payments.

As of September 30, 2016 and December 31, 2015, all of the Company’s investment securities were classified as debt securities and available-for-sale. Amortized cost and fair value of securities as of September 30, 2016 and December 31, 2015 were as follows:

	September 30, 2016				December 31, 2015
	Amortized	Unrealized	Unrealized	Fair	Amortized	Unrealized	Unrealized	Fair
(dollars in thousands)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
U.S. Treasury securities	$308,479	$10	$—	$308,489	$502,126	$—	$(2,150)	$499,976
Government-sponsored enterprises debt securities	189,706	244	(57)	189,893	96,132	16	(324)	95,824
Government agency mortgage-backed securities	203,685	1,290	(17)	204,958	56,490	—	(508)	55,982
Government-sponsored enterprises mortgage-backed securities	8,539	461	—	9,000	10,185	560	—	10,745
Non-government mortgage-backed securities	—	—	—	—	—	157	—	157
Non-government asset-backed securities	19,510	—	(16)	19,494	95,453	—	(143)	95,310
Collateralized mortgage obligations:
Government agency	3,522,585	25,203	(4,136)	3,543,652	2,261,526	1,984	(23,576)	2,239,934
Government-sponsored enterprises	1,085,861	7,652	(5,303)	1,088,210	1,046,854	724	(18,241)	1,029,337
Total available-for-sale securities	$5,338,365	$34,860	$(9,529)	$5,363,696	$4,068,766	$3,441	$(44,942)	$4,027,265

The following table presents the unrealized gross losses and fair values of securities in the available-for-sale portfolio by length of time that the 46 and 120 individual securities in each category have been in a continuous loss position as of September 30, 2016 and December 31, 2015, respectively. The unrealized losses on investment securities were attributable to market conditions.

	Time in Continuous Loss as of September 30, 2016
	Less Than 12 Months		12 Months or More		Total
	Unrealized		Unrealized		Unrealized
(dollars in thousands)	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
Government-sponsored enterprises debt securities	$(57)	$24,931	$—	$—	$(57)	$24,931
Government agency mortgage-backed securities	(17)	26,287	—	—	(17)	26,287
Non-government asset-backed securities	—	609	(16)	11,680	(16)	12,289
Collateralized mortgage obligations:
Government agency	(1,102)	307,798	(3,034)	268,384	(4,136)	576,182
Government-sponsored enterprises	(82)	65,000	(5,221)	314,853	(5,303)	379,853
Total available-for-sale securities with unrealized losses	$(1,258)	$424,625	$(8,271)	$594,917	$(9,529)	$1,019,542

	Time in Continuous Loss as of December 31, 2015
	Less Than 12 Months		12 Months or More		Total
	Unrealized		Unrealized		Unrealized
(dollars in thousands)	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
U.S. Treasury securities	$(2,150)	$499,976	$—	$—	$(2,150)	$499,976
Government-sponsored enterprises debt securities	(324)	70,808	—	—	(324)	70,808
Government agency mortgage-backed securities	(508)	55,982	—	—	(508)	55,982
Non-government asset-backed securities	(143)	95,310	—	—	(143)	95,310
Collateralized mortgage obligations:
Government agency	(11,423)	1,428,423	(12,153)	354,335	(23,576)	1,782,758
Government-sponsored enterprises	(3,132)	532,122	(15,109)	354,987	(18,241)	887,109
Total available-for-sale securities with unrealized losses	$(17,680)	$2,682,621	$(27,262)	$709,322	$(44,942)	$3,391,943

Visa Class B Restricted Shares

In 2008, the Company received 394,000 Visa Class B restricted shares as part of Visa’s initial public offering. Visa Class B restricted shares are not currently convertible to publicly traded Visa Class A common shares, and only transferable in limited circumstances, until the settlement of a certain litigation which is indemnified by Visa members, including the Company. As there are existing transfer restrictions and the outcome of the aforementioned litigation is uncertain, these shares were included in the Consolidated Balance Sheets at their historical cost of $0.

During the nine months ended September 30, 2016, the Company recorded a $22.7 million net realized gain related to the sale of 274,000 Visa Class B restricted shares. Concurrent with the sale of the Visa Class B restricted shares, the Company entered into an agreement with the buyer that requires payment to the buyer in the event Visa reduces each member bank’s Class B conversion ratio to unrestricted Class A common shares. See “Note 11. Derivative Financial Instruments” for more information.

The Company held approximately 120,000 Visa Class B shares as of September 30, 2016 and 394,000 Visa Class B shares as of December 31, 2015. These shares continued to be carried at $0 cost basis during each of the respective periods.

Proceeds from calls and sales of investment securities totaled $46.2 million and nil, respectively, for the three months ended September 30, 2016, and $121.2 million and $505.0 million, respectively, for the nine months ended September 30, 2016. Proceeds from calls and sales of investment securities totaled nil and $602.4 million, respectively, for the three months ended September 30, 2015, and nil and $1.8 billion, respectively, for the nine months ended September 30, 2015. Including the 2016 sale of Visa Class B restricted shares described above, the Company recorded gross realized gains of nil and $25.8 million for the three and nine months ended September 30, 2016 and $4.1 million and $15.0 million for the three and nine months ended September 30, 2015, respectively. There were no gross realized losses for the three and nine months ended September 30, 2016 and for the three and nine months ended September 30, 2015. The income tax expense related to the Company’s net realized gains on the sale of investment securities was nil and $10.2 million for the three and nine months ended September 30, 2016, respectively, and $1.6 million and $5.9 million for the three and nine months ended September 30, 2015, respectively. Gains and losses realized on sales of securities are determined using the specific identification method.

Interest income from taxable investment securities was $21.1 million and $17.8 million for the three months ended September 30, 2016 and 2015, respectively, and $57.1 million and $55.1 million for the nine months ended September 30, 2016 and 2015, respectively. The Company did not own any non-taxable investment securities during the three and nine months ended September 30, 2016 and 2015.

The amortized cost and fair value of U.S. Treasury and non-government securities as of September 30, 2016, by contractual maturity, are shown below. Mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations are disclosed separately in the table below as remaining expected maturities will differ from contractual maturities as borrowers have the right to prepay obligations.

	September 30, 2016
	Amortized	Fair
(dollars in thousands)	Cost	Value
Due after one year through five years	$228,481	$228,507
Due after five years through ten years	269,704	269,875
	498,185	498,382

Government agency mortgage-backed securities	203,685	204,958
Government-sponsored enterprises mortgage-backed securities	8,539	9,000
Non-government asset-backed securities	19,510	19,494
Collateralized mortgage obligations:
Government agency	3,522,585	3,543,652
Government-sponsored enterprises	1,085,861	1,088,210
Total mortgage- and asset-backed securities	4,840,180	4,865,314
Total available-for-sale securities	$5,338,365	$5,363,696

At September 30, 2016, pledged securities totaled $2.8 billion, of which $2.6 billion was pledged to secure public deposits and repurchase agreements, and $216.0 million was pledged to secure other financial transactions. At December 31, 2015, pledged securities totaled $3.1 billion, of which $2.9 billion was pledged to secure public deposits and repurchase agreements, and $206.3 million was pledged to secure other financial transactions.

The Company held no securities of any single issuer, other than the U.S. government, government agency and government-sponsored enterprises, which were in excess of 10% of stockholders’ equity as of September 30, 2016 and December 31, 2015.

Other-Than-Temporary Impairment (“OTTI”)

Unrealized losses for all investment securities are reviewed to determine whether the losses are other than temporary. Investment securities are evaluated for OTTI on at least a quarterly basis, and more frequently when economic and market conditions warrant such an evaluation, to determine whether the decline in fair value below amortized cost is other than temporary.

The term other than temporary is not intended to indicate that the decline is permanent, but indicates that the prospects for a near-term recovery of value are not necessarily favorable, or that there is a general lack of evidence to support a realizable value equal to or greater than the carrying value of the investment. The decline in value is not related to any issuer- or industry-specific credit event. At September 30, 2016 and December 31, 2015, the Company did not have the intent to sell and determined it was more likely than not that the Company would not be required to sell the securities prior to recovery of the amortized cost basis. As the Company has the intent and ability to hold securities in an unrealized loss position, each security with an unrealized loss position in the above tables has been further assessed to determine if a credit loss exists. If it is probable that the Company will not collect all amounts due according to the contractual terms of an investment security, an OTTI is considered to have occurred. In determining whether a credit loss exists, the Company estimates the present value of future cash flows expected to be collected from the investment security. If the present value of future cash flows is less than the amortized cost basis of the security, an OTTI exists. As of September 30, 2016 and December 31, 2015, the Company did not expect any credit losses in its debt securities and no OTTI was recognized on securities during the three or nine months ended September 30, 2016 and for the year ended December 31, 2015.

3. Investment Securities

At December 31, 2015 and 2014, investment securities consisted predominantly of the following investment categories:

U.S. Treasury and non‑government securities — includes U.S. Treasury notes and other non‑government agency bonds.

Mortgage and asset‑backed securities — includes securities backed by notes or receivables secured by either mortgage or prime auto assets with cash flows based on actual or scheduled payments.

Collateralized mortgage obligations — includes securities backed by a pool of mortgages with cash flows distributed based on certain rules rather than pass through payments.

Equity securities — includes shares of corporate common stock.

At December 31, 2015 and 2014, all of the Company’s investment securities were classified as available for sale. Amortized cost and fair value of securities at December 31, 2015 and 2014 were as follows:

	December 31,
	2015				2014
	Amortized	Unrealized	Unrealized	Fair	Amortized	Unrealized	Unrealized	Fair
(dollars in thousands)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
U.S. Treasury securities	$502,126	$—	$(2,150)	$499,976	$748,700	$101	$(286)	$748,515
Non‑government securities	96,132	16	(324)	95,824	96,119	—	(547)	95,572
Government agency mortgage‑backed securities	56,490	—	(508)	55,982	—	—	—	—
Government‑sponsored enterprises mortgage‑backed securities	10,185	560	—	10,745	12,397	806	—	13,203
Non‑government mortgage‑backed securities	—	157	—	157	268	3,136	—	3,404
Non‑government asset‑backed securities	95,453	—	(143)	95,310	354,011	115	(134)	353,992
Collateralized mortgage obligations:
Government agency	2,261,526	1,984	(23,576)	2,239,934	2,699,632	8,567	(24,493)	2,683,706
Government‑sponsored enterprises	1,046,854	724	(18,241)	1,029,337	1,086,161	2,256	(19,414)	1,069,003
Equity securities	—	—	—	—	—	4,216	—	4,216
Total securities available for sale	$4,068,766	$3,441	$(44,942)	$4,027,265	$4,997,288	$19,197	$(44,874)	$4,971,611

The following table presents the unrealized gross losses and fair values of securities in the available‑for‑sale portfolio by length of time the individual securities in each category have been in a continuous loss position.

	Time in Continuous Loss as of December 31, 2015
	Less Than 12 Months		12 Months or More		Total
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
(dollars in thousands)	Losses	Value	Losses	Value	Losses	Value
U.S. Treasury securities	$(2,150)	$499,976	$—	$—	$(2,150)	$499,976
Non‑government securities	(324)	70,808	—	—	(324)	70,808
Government agency mortgage‑backed securities	(508)	55,982	—	—	(508)	55,982
Non‑government asset‑backed securities	(143)	95,310	—	—	(143)	95,310
Collateralized mortgage obligations:
Government agency	(11,423)	1,428,423	(12,153)	354,335	(23,576)	1,782,758
Government‑sponsored enterprises	(3,132)	532,122	(15,109)	354,987	(18,241)	887,109
Total securities available for sale with unrealized losses	$(17,680)	$2,682,621	$(27,262)	$709,322	$(44,942)	$3,391,943

	Time in Continuous Loss as of December 31, 2014
	Less Than 12 Months		12 Months or More		Total
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
(dollars in thousands)	Losses	Value	Losses	Value	Losses	Value
U.S. Treasury securities	$(286)	$201,227	$—	$—	$(286)	$201,227
Non‑government securities	(143)	24,857	(404)	70,715	(547)	95,572
Non‑government asset‑backed securities	(134)	160,542	—	—	(134)	160,542
Collateralized mortgage obligations:
Government agency	(3,545)	497,235	(20,948)	670,377	(24,493)	1,167,612
Government‑sponsored enterprises	(964)	248,672	(18,450)	424,629	(19,414)	673,301
Total securities available for sale with unrealized losses	$(5,072)	$1,132,533	$(39,802)	$1,165,721	$(44,874)	$2,298,254

Proceeds from calls and sales of available for sale securities totaled $25.0 million and $2.5 billion, respectively, for the year ended December 31, 2015. Proceeds from sales of available for sale securities totaled $61.9 million for the year ended December 31, 2014. The Company recorded gross realized gains of $18.8 million and $20.8 million during the years ended December 31, 2015 and 2014, respectively. The Company recorded gross realized losses of $6.5 million and nil during the years ended December 31, 2015 and 2014, respectively. The income tax expense related to the Company’s net realized gains on the sale of investment securities was $4.9 million and $8.2 million in 2015 and 2014, respectively.

Interest income from taxable investment securities was $73.6 million and $64.1 million in 2015 and 2014, respectively. The Company did not own any non‑taxable investment securities in 2015 and 2014.

The amortized cost and fair value of U.S. Treasury securities and non‑government securities at December 31, 2015, by contractual maturity, are shown below. Mortgage‑backed securities, asset‑backed securities, and collateralized mortgage obligations are disclosed separately in the table below as remaining expected maturities will differ from contractual maturities as borrowers have the right to prepay obligations.

	December 31, 2015
	Amortized	Fair
(dollars in thousands)	Cost	Value
Due in one year or less	$200,668	$200,365
Due after one year through five years	397,590	395,435
Due after five years	—	—
	598,258	595,800
Government agency mortgage‑backed securities	56,490	55,982
Government‑sponsored enterprises mortgage‑backed securities	10,185	10,745
Non‑government mortgage‑backed securities	—	157
Non‑government asset‑backed securities	95,453	95,310
Collateralized mortgage obligations:
Government agency	2,261,526	2,239,934
Government‑sponsored enterprises	1,046,854	1,029,337
Total mortgage‑ and asset‑backed securities	3,470,508	3,431,465
Total securities available for sale	$4,068,766	$4,027,265

At December 31, 2015, pledged securities totaled $3.1 billion, of which $2.9 billion was pledged to secure public deposits and repurchase transactions, and $206 million was pledged to secure other financial transactions. At December 31, 2014, pledged securities totaled $3.2 billion, of which $3.0 billion was pledged to secure public deposits and repurchase transactions, and $208 million was pledged to secure other financial transactions.

The Company held no securities of any single issuer, other than the U.S. government, government agency and government‑sponsored enterprises, which were in excess of 10% of stockholder’s equity at December 31, 2015 and 2014.

Other‑Than‑Temporary Impairment

Unrealized losses for all investment securities are reviewed to determine whether the losses are other than temporary. As discussed in Note 1 to the combined financial statements, investment securities are evaluated for OTTI on at least a quarterly basis, and more frequently when economic and market conditions warrant such an evaluation, to determine whether the decline in fair value below amortized cost is other than temporary.

For debt securities, the term other than temporary is not intended to indicate that the decline is permanent, but indicates that the prospects for a near‑term recovery of value are not necessarily favorable, or that there is a general lack of evidence to support a realizable value equal to or greater than the carrying value of the investment. The decline in value is not related to any issuer‑ or industry‑specific credit event. At year end, the Company did not have the intent to sell and determined it was more likely than not that the Company would not be required to sell the securities prior to recovery of the amortized cost basis. As the Company has the intent and ability to hold the debt securities in an unrealized loss position, each security with an unrealized loss position in the above tables has been further assessed to determine if a credit loss exists. If it is probable that the Company will not collect all amounts due according to the contractual terms of an investment security, an OTTI is considered to have occurred. In determining whether a credit loss exists, the Company estimates the present value of future cash flows expected to be collected from the investment security. If the present value of future cash flows is less than the amortized cost basis of the security, an OTTI exists. As of December 31, 2015 and 2014, the Company did not expect any credit losses in its debt securities. No OTTI was recognized on debt securities in 2015 and 2014.

For marketable equity securities, OTTI evaluations focus on whether evidence exists that supports near‑term recovery of the unrealized loss. This evaluation considers the severity of and length of time fair value is below cost; the Company’s intent and ability to hold the security until forecasted recovery of the fair value of the security; and the investee’s financial condition, capital strength, and near‑term prospects. As of December 31, 2015 and 2014, the Company did not expect any credit losses in its equity securities. No OTTI was recognized on marketable equity securities in 2015 and 2014. Additionally, the Company did not hold any marketable equity securities as of December 31, 2015.